INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                                                 DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------
     SHARES     SECURITY                            INDUSTRY                                    VALUE
==========================================================================================================
COMMON STOCKS--100%
AUSTRALIA--0.0%
        188     Australia & New Zealand Bank        Banks                                   $      1,504
----------------------------------------------------------------------------------------------------------
FINLAND--4.4%
     41,478     Metso OYJ                           Machinery                                    456,931
     28,532     Nokia AB                            Communications Equipment                   1,272,598
----------------------------------------------------------------------------------------------------------
                                                                                               1,729,529
----------------------------------------------------------------------------------------------------------
FRANCE -- 11.4%
     14,288     Alcatel                             Communications Equipment                     811,694
      9,762     Aventis SA                          Chemicals                                    841,926
      1,494     AXA-UAP                             Insurance                                    219,658
      7,867     BNP Paribas                         Banking                                      685,088
          1     Bouygues                            Wireless Telecommunication Services               45
      2,849     France Telecom                      Diversified Telecommunication Services       245,986
      1,815     L'Oreal                             Personal Products                            155,601
      6,641     Societe Generale                    Banks                                        408,491
      3,348     Total Fina                          Oil & Gas                                    497,973
      3,562     Unibail SA                          Real Estate                                  568,535
----------------------------------------------------------------------------------------------------------
                                                                                               4,434,997
----------------------------------------------------------------------------------------------------------
GERMANY -- 4.8%
      1,141     Allianz AG                          Insurance                                    427,060
      6,397     Deutsche Bank AG                    Banks                                        540,648
     14,644     Deutsche Telekom AG                 Diversified Telecommunication Services       441,398
        465     Munich Reinsurance AG               Insurance                                    166,384
       2268     Siemens AG NPV                      Industrial Conglomerates                     298,351
----------------------------------------------------------------------------------------------------------
                                                                                               1,873,841
----------------------------------------------------------------------------------------------------------
HONG KONG -- 1.1%
      3,100     Hang Seng Bank                      Banks                                         41,732
     27,500     Hutchinson Whampoa                  Diversified Financials                       342,882
      8,000     Johnson Electric Holdings           Electrical Equipment                          12,359
     44,612     Pacific Century                     Diversified Telecommunication Services        28,599
----------------------------------------------------------------------------------------------------------
                                                                                                 425,572
----------------------------------------------------------------------------------------------------------
IRELAND -- 0.8%
     16,419     CRH                                 Construction Materials                       309,391
----------------------------------------------------------------------------------------------------------
ITALY-- 5.6%
     40,684     ENI                                 Oil & Gas                                    266,451
    119,229     Saipem                              Energy Equipment & Services                  650,464
     71,989     Telecom Italia Mobile Spa           Wireless Telecommunication Services          574,580
     60,584     Telecom Italia Spa                  Diversified Telecommunication Services       670,145
----------------------------------------------------------------------------------------------------------
                                                                                               2,161,640
----------------------------------------------------------------------------------------------------------
JAPAN -- 23.2%
      2,000     Acom Co.                            Diversified Financials                       147,481
      1,100     Advantest                           Semiconductor Equipment & Products           102,957
     25,000     Asahi Glass Co.                     Building Products                            206,219
      6,000     Eisai Co.                           Pharmaceuticals                              209,937
         31     East Japan Railway                  Road & Rail                                  181,683
      4,000     Fuji Photo Film Co.                 Leisure Equipment & Products                 167,250
     12,000     Fujitsu Ltd.                        Computers & Peripherals                      176,767
     38,000     Hitachi                             Electronic Equipment & Instruments           338,383

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    16 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)                                                     DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------
     SHARES     SECURITY                            INDUSTRY                                    VALUE
==========================================================================================================
JAPAN-- (CONTINUED)
     15,000     Hitachi Cable                       Electrical Equipment                    $    136,197
      8,000     Honda Motor Co. Ltd.                Automobiles                                  298,111
        800     Itochu Technology Science           Industrial Conglomerates                     148,286
      9,000     Kao Corp.                           Household Products                           261,372
      2,000     Kyocera Corp.                       Electronic Equipment & Instruments           218,160
     10,000     Marui Co.                           Multiline Retail                             150,891
      9,000     Matsushita Electrical Industry      Household Durables                           214,923
     24,000     Mitsubishi Estate                   Real Estate                                  256,123
     21,000     Mitsui Mining & SM                  Metals & Mining                              161,652
     21,000     Mitsui & Co.                        Trading Companies & Distribution             132,076
         46     Mizuho Holdings                     Banks                                        284,885
    133,000     Nippon Steel Corp.                  Metals & Mining                              219,883
         89     Nippon Telephone                    Diversified Telecommunication Services       640,719
        250     Nippon TV Network                   Media                                         84,631
     61,000     Nissan Motor Co.                    Automobiles                                  351,102
      6,400     Nitto Denko Corp.                   Electrical Equipment                         173,548
     15,000     Nomura Securities                   Diversified Financials                       269,638
     27,000     NSK                                 Machinery                                    165,089
     37,000     Osaka Gas Co. Ltd.                  Gas Utilities                                112,307
     13,000     Ricoh Co.                           Office Electronics                           239,941
      1,200     Rohm Co. Ltd.                       Semiconductor Equipment & Products           227,782
      2,000     Seven Eleven Japan                  Food & Drug Retailing                        113,716
      5,000     Sony Corp.                          Household Durables                           345,521
     40,000     Sumitomo Bank                       Banks                                        410,427
     36,000     Sumitomo Chemical                   Chemicals                                    178,551
      7,000     Takeda Chemical Industry            Pharmaceuticals                              413,925
      6,000     Tokyo Broadcasting                  Media                                        177,396
     14,700     Tokyo Electric Power                Electric Utilities                           364,543
     44,000     Toray Industry Inc.                 Chemicals                                    165,500
     18,000     Toyota Motor Corp.                  Automobiles                                  574,703
----------------------------------------------------------------------------------------------------------
                                                                                               9,022,275
----------------------------------------------------------------------------------------------------------
NETHERLANDS-- 7.6%
      3,368     Aegon NV                            Insurance                                    139,342
     17,948     Ahold NV                            Food & Drug Retailing                        579,075
     12,000     ING Groep NV                        Diversified Financials                       969,129
     17,439     Philips Electronics NV              Household Durables                           627,718
     10,162     Royal Dutch Petroleum               Oil & Gas                                    639,641
----------------------------------------------------------------------------------------------------------
                                                                                               2,954,905
----------------------------------------------------------------------------------------------------------
PORTUGAL -- 1.5%
    173,573     Electric De Portugal                Electric Utilities                           588,507
----------------------------------------------------------------------------------------------------------
SINGAPORE-- 1.2%
     24,500     Overseas Chinese Bank               Banks                                        182,477
     12,000     Singapore Press Holding             Media                                        177,367
     65,000     Singapore Telecomm                  Diversified Telecommunication Services       100,953
----------------------------------------------------------------------------------------------------------
                                                                                                 460,797
----------------------------------------------------------------------------------------------------------
SPAIN -- 2.1%
      9,755     Acerinox SA                         Metals & Mining                              309,831
     31,078     Telefonica SA                       Diversified Telecommunication Services       513,607
----------------------------------------------------------------------------------------------------------
                                                                                                 823,438
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     17 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)                                                     DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------
     SHARES     SECURITY                            INDUSTRY                                    VALUE
==========================================================================================================
SWEDEN--0.9%
     30,973     L.M. Ericsson Telefon (Series B)    Communications Equipment                 $   352,749
----------------------------------------------------------------------------------------------------------
SWITZERLAND--8.1%
      2,129     Credit Suisse GRP                   Banks                                        405,317
        479     Nestle SA                           Food Products                              1,122,672
        486     Novartis AG                         Pharmaceuticals                              859,023
         14     Roche Holdings AGM                  Pharmaceuticals                              142,600
      3,789     UBS AG                              Banks                                        620,298
----------------------------------------------------------------------------------------------------------
                                                                                               3,149,910
----------------------------------------------------------------------------------------------------------
UNITED KINGDOM-- 27.3%
     25,119     AstraZeneca                         Pharmaceuticals                            1,267,665
     55,871     Bass                                Hotels Restaurants & Leisure                 620,359
      4,967     Barclays                            Banks                                        155,037
    101,312     BP Amoco                            Oil & Gas                                    818,056
     50,000     British Airways                     Airlines                                     293,098
     20,501     British Telecommunications Plc.     Diversified Telecommunication Services       175,347
     38,083     CGNU                                Insurance                                    616,150
     11,976     CRH                                 Construction Materials                       222,885
     72,390     Carlton Communications              Media                                        661,376
     52,486     Diageo Plc.                         Beverages                                    588,617
     11,953     GlaxoSmithKline                     Pharmaceuticals                              337,806
     50,557     HSBC Holdings                       Banks                                        751,557
     15,171     Lloyds TSB Group Plc.               Banks                                        160,611
     37,312     Rio Tinto                           Metals & Mining                              666,442
     27,801     Royal Bank                          Banks                                        657,651
    105,777     Scottish Power                      Electric Utilities                           836,353
    124,404     Tesco                               Food & Drug Retailing                        507,373
    343,247     Vodafone Group                      Wireless Telecommunication Services        1,260,047
----------------------------------------------------------------------------------------------------------
                                                                                              10,596,430
----------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS
                (IDENTIFIED COST--$40,220,279)                                               $38,885,485
==========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     18 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                            DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
   Investments at value (Note 1A) (Identified Cost, $40,220,279)   $  38,885,485
   Foreign currency, at value (Cost, $456,336)                           454,358
   Cash                                                                  116,201
   Dividends and interest receivable                                      32,316
   Receivable for investments sold                                    22,653,793
--------------------------------------------------------------------------------
   TOTAL ASSETS                                                       62,142,153
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for investments purchased                                  22,333,199
   Payable to affiliates-- Investment Advisory fees (Note 2)              33,767
   Accrued expenses and other liabilities                                  6,415
--------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                  22,373,381
--------------------------------------------------------------------------------
NET ASSETS                                                           $39,768,772
================================================================================
REPRESENTED BY: PAID-IN CAPITAL FOR BENEFICIAL INTERESTS             $39,768,772
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     19 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
   Dividend income (net of foreign witholding tax of $72,668)      $    339,364
================================================================================
EXPENSES:
   Investment Advisory fees (Note 2)                                    405,602
   Administrative fees (Note 3)                                          20,296
   Interest expense                                                       6,156
--------------------------------------------------------------------------------
   Total expenses                                                       432,054
   Less aggregate amount waived by the Administrator (Note 3)           (20,296)
--------------------------------------------------------------------------------
   TOTAL EXPENSES                                                       411,758
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (72,394)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions                          1,671,630
Net realized gain on foreign currency transactions                       17,123
--------------------------------------------------------------------------------
   Net realized gain                                                  1,688,753
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments               (13,124,043)
Translation of other assets and liabilities denominated
   in foreign currencies--net                                               380
--------------------------------------------------------------------------------
   Total unrealized depreciation of investments                     (13,123,663)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                     (11,434,910)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(11,507,304)
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     20 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED DECEMBER 31,                         2000            1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
   Net investment gain (loss)                        $   (72,394)   $    70,282
   Net realized gain on investments and
     foreign exchange transactions                     1,688,753      3,193,288
   Unrealized appreciation (depreciation) of
     investments and foreign exchange transactions   (13,123,663)     7,484,090
--------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                       (11,507,304)    10,747,660
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
   Proceeds from contributions                         21,734,30     96,143,220
   Value of withdrawals                               (9,763,430)   (14,825,240)
--------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS                        11,970,879     (8,682,020)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                               463,575      2,065,640
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                39,305,197     37,239,557
--------------------------------------------------------------------------------
   END OF PERIOD                                     $39,768,772    $39,305,197
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     21 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                                  YEAR ENDED DECEMBER 31,
                                                                  ---------------------------------------------------------
                                                                    2000        1999        1998        1997        1996
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)                      $39,769     $39,305     $37,240     $33,770     $49,056
   Ratio of expenses to average net assets                           1.00%       1.00%       1.00%       1.00%       1.11%
   Ratio of net investment income (loss) to average net assets      (0.18)%      0.20%       0.42%       0.58%       0.65%
   Portfolio turnover                                                 118%         68%        118%         99%        109%
===========================================================================================================================
Note: If the Agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

   Expenses to average net assets                                    1.05%       1.05%       1.05%       1.06%       1.13%
   Net investment income (loss) to average net assets               (0.23)%      0.15%       0.37%       0.52%       0.63%
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    22 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

International Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acted as the Portfolio's Administrator through October 31, 2000 and the Sub-Administrator thereafter. Citibank acted as the Fund Sub-Administrator through October 31, 2000 and the Administrator thereafter. Citibank is a wholly-owned subsidiary of Citigroup Inc.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Securities listed on a foreign exchange are valued at the last quoted sale price available. Short-term obligations maturing in sixty days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses and foreign taxes withheld recorded and the actual amount received or paid.

C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized
gains  or  losses  until  the  contract   settlement  date.

D. ACCOUNTING FOR INVESTMENTS Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from

                    23 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

E. U.S. FEDERAL INCOME AND OTHER TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income and net realized and unrealized gains.

F. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

G. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

2. INVESTMENT ADVISORY FEES

The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $405,602 for the year ended December 31, 2000. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES

Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $20,296, all of which was voluntarily waived for the year ended December 31, 2000. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $59,128,913 and $47,357,903, respectively, for the year ended December 31, 2000.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 2000, as computed on a federal income tax basis, are as follows:

================================================================================
Aggregate cost                                                    $  40,339,350
--------------------------------------------------------------------------------
Gross unrealized appreciation                                     $   1,327,189
Gross unrealized depreciation                                        (2,781,054)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $  (1,453,865)
================================================================================


6. EXPENSE FEES

SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

                    24 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly; provided however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio less expenses waived by the Administrator would on an annual basis exceed an agreed upon rate, which as of July 1, 1996 is 1.00% of average daily net assets.

7. FINANCIAL INSTRUMENTS

The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at December 31, 2000.

8. LINE OF CREDIT

The Portfolio, along with various other Portfolios in the family of funds, entered into an ongoing line of credit agreement with a bank which allows the Funds and Portfolios collectively to borrow $75 million for temporary or emergency purposes. Interest on borrowing, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 2000 the commitment fee allocated to the Portfolio was $90. Since the line of credit was established, there have been no borrowings.

                    25 | 2000 Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS
WITH RESPECT TO ITS SERIES, INTERNATIONAL EQUITY PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Equity Portfolio (the "Portfolio"), a series of The Premium Portfolios, at December 31, 2000, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio at December 31, 2000, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in accordance with accounting principles generally accepted in the United States of America.


PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
February 21, 2001


                    26 | 2000 Annual Report to Shareholders

                      This Page Intentionally Left Blank.

                      This Page Intentionally Left Blank.

--------------------------------------------------------------------------------
SMITH BARNEY
INTERNATIONAL LARGE CAP FUND
--------------------------------------------------------------------------------

TRUSTEES & OFFICERS
C. Oscar Morong Jr., Chairman
Heath B. McLendon, President*
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
E. Kirby Warren
William S. Woods Jr.**


SECRETARY
Robert I. Frenkel*


TREASURER
Lewis E. Daidone*

  * Affiliated Person of
    Investment Manager

 ** Trustee Emeritus

INVESTMENT MANAGER
(of International Equity Portfolio)
Citibank, N.A.
153 East 53rd Street,
New York, NY 10043


DISTRIBUTOR
Salomon Smith Barney Inc.


CUSTODIAN
State Street Bank
  & Trust Company


TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004


SUB-TRANSFER AGENT
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

This report is submitted for general information of the shareholders of Smith Barney International Large Cap Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY INTERNATIONAL LARGE CAP FUND
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds


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Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

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